ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form.
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          1.    Name and address of issuer:

                Van Kampen Equity Trust
                1 Parkview Plaza
                Oakbrook Terrace, IL 60181-5555

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           2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do
               not list series or classes):  [   ]

                  Van Kampen Aggressive Growth Fund
                  Van Kampen Growth Fund
                  Van Kampen Small Cap Value Fund
                  Van Kampen Utility Fund

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         3.   Investment Company Act File Number: 811-4805

               Securities Act File Number: 33-8122

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          4(a). Last day of fiscal year for which this Form is filed: March 31, 2000

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          4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

             Note: If the Form is being filed late, interest must be paid on the registration fee due.

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  4(c). [ ] Check box if this is the last time the issuer will be filing this Form.
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          5. Calculation of registration fee:

             (i)  Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                              $ 1,464,207,690
                                                                 ---------------

            (ii)  Aggregate price of securities
                  redeemed or repurchased during
                  the fiscal year:                               $   591,061,722
                                                                 ---------------

           (iii)  Aggregate price of securities
                  redeemed or repurchased during
                  any prior fiscal year ending no
                  earlier than October 11, 1995 that
                  were not previously used to reduce
                  registration fees payable to the
                  Commission:                                    $ 0
                                                                 ---------------
            (iv)  Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:                  $   591,061,722
                                                                 ---------------
             (v)  Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                               $   873,145,968
                                                                 ---------------
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            (vi) Redemption credits available for use            $ 0
                  in future years --- if Item 5(i) is            ---------------
                  less than Item 5(iv) [subtract Item
                  5(iv) from Item 5(i)]:
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           (vii)  Multiplier for determining registration
                  fee (See Instruction C.9):                     x     .000264
                                                                 ---------------
         (viii)  Registration fee due [multiply Item
                  5(v) by Item 5(vii)] (enter "0" if
                  no fee is due):                                =$  230,510.54
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          6.  Prepaid Shares

              If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
              October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.
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          7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                +$
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          8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                =$ 230,510.54
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          9.  Date the registration fee and any interest payment
              Was sent to the Commission's lockbox depository: June 23, 2000

                Method of Delivery:
                                    [X]    Wire Transfer
                                    [ ]    Mail or other means
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                                   SIGNATURES
      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ James M. Dykas
                                     ------------------------------------------
                                     James M. Dykas, Assistant Treasurer

      Date:    June 22, 2000

  *Please print the name and title of the signing officer below the signature.